CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,298,880)	$ (203,823)	¥ (517,550)	¥ (1,004,220)
Depreciation of property and equipment and amortization of intangible assets	21,451	3,366	19,611	20,236
Share-based compensation expenses	548,465	86,066	180,090	179,690
Accrued investment income of short-term investments	(6,366)	(999)	(2,359)	(4,899)
Deferred income tax	(1,095)	(172)
Provision of allowance for expected credit loss	32,633	5,121	16,773	7,175
Loss on disposal of property and equipment			255	245
Fair value change of financial instrument	(27,846)	(4,370)	68,818	(7,132)
Unrealized exchange losses				7,966
Changes in operating assets and liabilities:
Trade receivables	(374,676)	(58,795)	(257,070)	(62,630)
Prepayments and other current assets	(134,357)	(21,084)	(17,061)	(10,127)
Right-of-use assets	(123,271)	(19,344)	22,744	26,425
Other non-current assets	(7,681)	(1,205)	412	142
Accounts payable and accrued liabilities	524,245	82,265	214,807	38,639
Contract liabilities	79,404	12,460	52,867	41,967
Amounts due from/to related parties	33,203	5,210	(57,921)	13,061
Taxes payable	59,017	9,261	20	2,350
Salary and welfare payables	81,422	12,777	25,007	66,007
Other current liabilities	34,333	5,388	28,883	(6,594)
Lease liabilities	119,765	18,794	(22,747)	(23,823)
Net cash used in operating activities	(440,234)	(69,084)	(244,421)	(715,522)
Cash flows from investing activities:
Cash paid for long-term investments	19,380	3,041
Purchases of short-term investments	(6,418,000)	(1,007,124)	(6,153,104)	(3,549,524)
Proceeds of maturities of short-term investments	5,234,592	821,422	6,594,676	2,280,000
Purchases of term deposits	(4,946,963)	(776,286)	(2,328,717)	(1,163,708)
Proceeds from withdrawal of term deposits	3,018,396	473,652	2,319,201	336,315
Purchase of intangible assets				(1,222)
Purchases of property and equipment	(7,440)	(1,167)	(1,952)	(4,528)
Proceeds from disposal of property and equipment			9	179
Acquisition of subsidiaries, net of cash acquired	33,180	5,207
Proceeds from foreign exchange options	35,472	5,566
Net cash (used in)/generated from investing activities	(3,136,503)	(492,185)	430,113	(2,102,488)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost				3,011,072
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	4,853,293	761,588
Proceeds received from employees in relation to share options	22,954	3,602	9,286	11,406
Payments for repurchase of share options				(24,903)
Net cash provided by financing activities	4,876,247	765,190	9,286	2,997,575
Effect of exchange rate changes on cash and cash equivalents	(100,169)	(15,718)	(137,508)	7,491
Net increase in cash and cash equivalents	1,199,341	188,203	57,470	187,056
Cash and cash equivalents at beginning of the year	957,820	150,303	900,350	713,294
Cash and cash equivalents at end of the year	2,157,161	338,506	957,820	900,350
Supplemental schedule of non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value	170,585	26,769	¥ 680,734	¥ 426,781
Unpaid consideration for acquisition (including contingent consideration)	¥ 79,636	$ 12,497